Income taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Line Items]
Income taxes
Note 9

Income taxes

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Tax expense / (benefit)
Swiss
Current 672 883 730
Deferred 296 152 (15)
Total Swiss 968 1,035 715
Non-Swiss
Current 1,498 684 718
Deferred (791) (846) 509
Total non-Swiss 707 (162) 1,227
Total income tax expense / (benefit) recognized in the income statement 1,675 873 1,942
Income tax recognized in the income statement
The Swiss current tax expenses related to taxable profits

of UBS Switzerland AG and other Swiss entities.
The net

Swiss deferred

tax expenses

included expenses of

USD
361
m that primarily

related to the

amortization of

deferred
tax

assets

(DTAs)

previously

recognized

in

relation

to

deductible

temporary

differences,

partly

offset

by

a

benefit

of
USD 65
m in respect of a net upward revaluation of DTAs.

The non-Swiss

current tax

expenses included

USD
831
m that

mainly related

to US

corporate alternative

minimum tax,
with an

equivalent deferred

tax benefit

for DTAs recognized

in respect of

tax credits

carried forward

and USD
667 m in
respect of other taxable profits of non-Swiss subsidiaries

and branches.
The net

non-Swiss deferred tax

benefit included benefits

of USD
831
m related to

the aforementioned deferred

tax benefit
and USD 417
m in respect of

a net upward revaluation

of DTAs, partly offset

by an expense of

USD 457m that primarily
related

to

the

amortization

of

DTAs

previously

recognized

in

relation

to

tax

losses

carried

forward

and

deductible
temporary differences.
The Group’s effective tax rate for the year was 24.6%, although it would have been 31.6 % without the aforementioned deferred tax

benefits from

DTA revaluations.

This is higher

than the Group’s

structural rate

of
23
%, mainly

because its
net profit includes operating losses of certain

entities, mostly reflecting expenses related to

the integration of the legacy
operations of Credit Suisse into the UBS Group, which

include restructuring costs and other expenses

resulting from the
ongoing integration activities

that did not

result in any

tax benefits

because they cannot

be offset with

profits of

other
entities in the Group, and did not result in any DTA recognition.

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Operating profit / (loss) before tax 6,821 28,255 9,604
of which: Swiss 3,002 32,237 4,425
of which: non-Swiss 3,819 (3,981) 5,178
Income taxes at Swiss tax rate of 18.5 % for 2024, 18.5 % for 2023 and 18 % for 2022 1,262 5,227 1,729
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate (197) (224) 284
Tax effects of losses not recognized 1,012 1,584 74
Previously unrecognized tax losses now utilized (454) (401) (217)
Non-taxable and lower-taxed income
1
(447) (5,641) (335)
Non-deductible expenses and additional taxable income 1,774 1,651 429
Adjustments related to prior years, current tax (102) (87) (41)
Adjustments related to prior years, deferred tax 9 (1) 13
Change in deferred tax recognition (1,480) (1,288) (217)
Adjustments to deferred tax balances arising from changes

in tax rates
(40) 26 0
Other items 338 25 222
Income tax expense / (benefit) 1,675 873 1,942
1 The reconciling item for non-taxable and lower-taxed income for 2023 primarily reflects that the negative goodwill gain that was recorded in the income statement in relation

to the acquisition of the Credit Suisse
Group did not result in any tax expense.

The components of

operating profit before tax,

and the differences between

income tax expense

reflected in the

financial
statements and the amounts calculated at the Swiss tax rate,

are provided in the table above and explained

below.
Component Description
Non-Swiss tax rates
differing from the Swiss
tax rate
To the extent that Group profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss
tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the

Swiss tax rate to
the tax expense that would arise at the applicable

local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss tax

rate to the tax benefit that would arise

at the applicable local tax rate.
Tax effects of losses not
recognized
This item relates to tax losses of entities arising in the

year that are not recognized as DTAs and where no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to

those losses as
described above is reversed.
Previously
unrecognized tax losses
now utilized
This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were
previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits and
the tax expense calculated by applying the local

tax rate on those profits is reversed.
Non-taxable and lower-
taxed income
This item relates to tax deductions for the year in

respect of permanent differences. These include deductions in respect of
profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also

include deductions
made for tax purposes, which are not reflected in the

accounts.
Non-deductible
expenses and
additional taxable
income
This item relates to additional taxable income for

the year in respect of permanent differences. These include

income that
is recognized for tax purposes by an entity but is

not included in its profit that is reported in the financial statements, as
well as expenses for the year that are non-deductible

(e.g. client entertainment costs are not deductible

in certain
locations).
Adjustments related to
prior years, current tax
This item relates to adjustments to current tax expense for

prior years (e.g. if the tax payable for a year

is agreed with the
tax authorities in an amount that differs from the amount

previously reflected in the financial statements).
Adjustments related to
prior years, deferred
tax
This item relates to adjustments to deferred tax positions

recognized in prior years (e.g. if a tax loss for

a year is fully
recognized and the amount of the tax loss agreed with

the tax authorities is expected to differ from the

amount
previously recognized as DTAs in the accounts).
Change in deferred tax
recognition
This item relates to changes in DTAs, including changes in DTAs previously recognized resulting from reassessments of expected future taxable profits. It also includes changes

in temporary differences in the year, for which deferred tax is not recognized.
Adjustments to
deferred tax balances
arising from changes in
tax rates
This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect
of changing the future tax saving that is expected from tax

losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively,

changing the tax cost of additional taxable

income from taxable temporary
differences and therefore the deferred tax liability.
Other items
Other items include other differences between profits or losses at the local tax rate and the actual local tax

expense or
benefit, including movements in provisions for uncertain

positions in relation to the current year and other items.
Income tax recognized directly in equity
A net tax expense of

USD
9 m was recognized in
Other comprehensive income

(2023: net expense of

USD
314 m) and a
net tax benefit of USD 23 m was recognized in Share premium

(2023: net benefit of USD
19 m).
Deferred tax assets and liabilities
The Group has gross

DTAs, valuation

allowances and recognized

DTAs related

to tax loss carry-forwards

and deductible
temporary differences, as well as deferred tax liabilities in respect of taxable temporary differences, as shown in the table
below.

The valuation

allowances reflect

DTAs

that were

not recognized

because, as

of the

last remeasurement

period,
management

did not

consider

it probable

that

there

would be

sufficient

future

taxable

profits

available

to utilize

the
related tax loss carry-forwards and deductible

temporary differences.
The recognition of DTAs

is supported by forecasts of

taxable profits for the entities

concerned. In addition, tax planning
opportunities are available that would

result in additional future taxable

income and these would

be utilized, if

necessary.
Deferred tax

liabilities are recognized

in respect of

investments in subsidiaries,

branches and associates,

and interests

in
joint arrangements, except to

the extent that the Group

can control the timing

of the reversal of

the associated taxable
temporary difference and it is probable that such will not reverse in the foreseeable future. However,

as of 31 December
2024, this exception was not considered to apply to

any taxable temporary differences.

USD m 31.12.24 31.12.23
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 19,940 (17,663) 2,277 19,070 (16,078) 2,992
Unused tax credits 675 0 675 95 0 95
Temporary differences 10,841 (2,659) 8,182 11,159 (3,564) 7,595 of which: related to real estate costs capitalized for US

tax
purposes 2,971 0 2,971 2,703 0 2,703
of which: related to compensation and benefits 1,984 (503) 1,482 1,795 (471) 1,324 of which: related to cash flow hedges 529 0 529 765 (139) 626 of which: other 5,358 (2,156) 3,201 5,896 (2,954) 2,942
Total deferred tax assets 31,456 (20,322) 11,134 2 30,324 (19,642) 10,682 2 of which: related to the US 9,340 9,023
of which: related to other locations 1,794 1,659
Deferred tax liabilities
Total deferred tax liabilities 340 325
1 After offset of DTLs, as applicable.

2 As of 31 December 2024, the Group recognized DTAs of USD
697 m (31 December 2023: USD 426 m) in respect of entities that incurred losses in either 2024 or 2023.
In general, US federal tax losses incurred prior

to 31 December 2017 can be carried

forward for 20 years. US federal tax
losses incurred after that date

can be carried forward indefinitely,

although the utilization of such

losses is limited to

80%
of the

entity’s future

year taxable

profits. UK

tax losses

can also

be carried

forward indefinitely;

they can

shelter up

to
either 25% or 50%

of future year taxable

profits, depending on when

the tax losses

arose. The amounts of

US tax loss
carry-forwards that

are included

in the table

below are

based on their

amount for

federal tax

purposes rather

than for
state and local tax purposes.

Unrecognized tax loss carry-forwards
USD m 31.12.24 31.12.23
Within 1 year 387 342
From 2 to 5 years 9,491 10,839
From 6 to 10 years 3,127 7,114
From 11 to 20 years 3,760 1,818
No expiry 50,838 44,222
Total 67,603 64,335
of which: related to the US
1
19,213 12,354
of which: related to the UK 38,293 37,773
of which: related to other locations 10,097 14,208
1 Mainly related to UBS AG’s US branch.
Pillar Two top-up taxes under Global Anti-Base Erosion

rules
Certain countries

in which

the Group

operates have

enacted

legislation implementing

the Pillar

Two

Global Anti-Base
Erosion rules published by the Organisation for Economic Co-operation and Development that introduced domestic top-
up taxes

that applied

to local

UBS Group

entities during

2024. These

include Switzerland,

the UK,

Japan, Canada

and
most EU

Member States.

Moreover,

Switzerland and

most EU

Member States

had enacted

legislation by

31 December
2024 that

introduced

non-domestic

top-up taxes

that are

effective

from

1 January

2025, which

apply to

the Group’s
worldwide entities.

The exception in

paragraph 4A of

IAS 12,
Income Taxes
, which

requires that deferred tax assets

and deferred tax liabilities
be neither recognized nor disclosed in respect of such top-up taxes,

has been applied for the purposes of these financial
statements.
The Group’s current tax expenses for 2024 do not include

a material expense in relation to top-up taxes because,

to the
extent that the Group’s

profits arose in

entities to which top-up

taxes applied, these

profits were almost

all in countries
that had effective tax rates of 15% or more.

An

assessment

of

the

Group’s

potential

future

exposure

to

top-up

taxes

under

legislation

that

was

enacted

or
substantively

enacted

to

implement

the

Pillar

Two

model

rules

by

31 December

2024

but

was

not

yet

in

effect

was
performed,

reflecting

country-by-country

reporting

and

also

the

corporate

tax

expenses

of

group

entities

that

are
expected in

future

years. This

assessment indicated

that the

Group’s profits

in future

years are

expected to

be almost
entirely earned

in countries

with corporate

tax expenses

that are

at an

effective tax

rate of

15% or more

and will not,
therefore,

be subject

to top-up

taxes. Consequently,

the Group

is not

expected to

have a

material annual

exposure to
top-up taxes for future years under this legislation.